Bucksport Energy Asset Investment - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Jointly Owned Utility Plant Interests [Line Items]
Ownership of steam and electricity produced	28.00%	28.00%
Obligation to purchase steam output	72.00%	72.00%